Note 8 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2018	2017
Licenses	1,431	993
Trade name and trademark	414	393
Patents	412	412
Organization costs	320	320
Total gross value	2,577	2,118
Accumulated amortization for licenses	(587)	(477)
Accumulated amortization for trade name and trademark	(411)	(383)
Accumulated amortization for patents	(412)	(411)
Accumulated amortization for organization costs	(320)	(320)
Less: Total accumulated amortization	(1,730)	(1,591)
Total	847	527

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
December 31, 2018

2019	97
2020	89
2021	87
2022	85
2023	83
Total	441